Organization and Business Operations	9 Months Ended	10 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization and Business Operations [Abstract]
Organization and Business Operations

Note 1 — Organization and Business Operations

Inflection Point Acquisition Corp. II (the “Company”) is a special purpose acquisition company incorporated as a Cayman Islands exempted corporation on March 6, 2023. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

On August 21, 2024, the Company entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “USARE Business Combination Agreement”), by and among the Company, USA Rare Earth, LLC, a Delaware limited liability company (“USARE”) and IPXX Merger Sub, LLC, a Delaware limited liability company and a direct wholly owned subsidiary of the Company (“Merger Sub”).

As of September 30, 2024, the Company had not commenced any operations. All activity for the period from March 6, 2023 (inception) through September 30, 2024 relates to the Company’s formation and the initial public offering (the “IPO”), which is described below, and subsequent to the IPO, pursuing Business Combination opportunities. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on cash and cash equivalents and dividend income on marketable securities held in Trust Account. The Company has selected December 31st as its fiscal year end.

The Company’s sponsor is Inflection Point Holdings II LLC, a Delaware limited liability company (the “Sponsor”).

On March 8, 2023, the Company issued 5,750,000 Class B ordinary shares to the Sponsor for $25,000, or approximately $0.004 per share. On May 24, 2023, the Company effected a share capitalization of 575,000, resulting in the Sponsor holding 6,325,000 Class B ordinary shares (such Class B ordinary shares, together with the Class A ordinary shares issued or issuable upon conversion of the Class B ordinary shares pursuant to the Company’s amended and restated memorandum and articles of association, the “Founder Shares”). All share and per-share amounts have been retroactively restated to reflect the share capitalization. The Founder Shares included an aggregate of up to 825,000 shares subject to forfeiture if the over-allotment option was not exercised by the underwriters. As a result of the underwriters election to partially exercise their over-allotment option on May 30, 2023, 75,000 Founder Shares were forfeited resulting in the Sponsor holding 6,250,000 Founder Shares. The remaining Founder Shares are no longer subject to forfeiture.

The registration statement for the Company’s IPO was declared effective on May 24, 2023. On May 30, 2023, the Company consummated the IPO of 25,000,000 units (the “Units”), which includes the partial exercise by the underwriters of their over-allotment option in the amount of 3,000,000 Units, at $10.00 per Unit, generating gross proceeds of $250,000,000, which is discussed in Note 3. Each Unit consists of one Class A ordinary share (the “Public Shares”) and one half of one redeemable warrant (the “Public Warrants”) of the Company, with each whole warrant entitling the holder to purchase one Class A ordinary share for $11.50 per share, subject to adjustment. Simultaneously with the closing of the IPO, the Company consummated the sale of 7,650,000 private placement warrants (the “Private Placement Warrants”) to the Sponsor and Cantor Fitzgerald & Co., the representative of the underwriters of the IPO (“CF&CO”), at a price of $1.00 per Private Placement Warrant, or $7,650,000 in the aggregate, which is described in Note 4. Of those 7,650,000 Private Placement Warrants, the Sponsor purchased 6,000,000 Private Placement Warrants and CF&CO purchased 1,650,000 Private Placement Warrants. Each whole warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share. The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the Private Placement Warrants, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination (less deferred underwriting commissions).

Transaction costs amounted to $18,361,877 consisting of $4,400,000 of cash underwriting discount, $13,100,000 of deferred underwriting fees, and $861,877 of other offering costs.

The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (excluding the amount of deferred underwriting discounts and taxes payable on the income earned on the Trust Account) at the time of the signing of an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

Following the closing of the IPO, on May 30, 2023, an amount of $251,250,000 ($10.05 per Unit) from the net proceeds of the sale of the Units in the IPO and the sales of the Private Placement Warrants was placed in the trust account (the “Trust Account”) and will be held as cash or invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the proceeds from the IPO and the sale of the Private Placement Warrants placed into the Trust Account will not be released from the Trust Account until the earliest of (i) the completion of the Company’s initial Business Combination or an earlier redemption in connection with the commencement of the procedures to consummate the initial Business Combination if the Company determines it is desirable to facilitate the completion of the initial Business Combination, (ii) the redemption of the Company’s Public Shares if the Company is unable to complete the initial Business Combination within 18 months from the closing of the IPO, by such earlier liquidation date as the Company’s board of directors may approve or by such later liquidation date approved by the Company’s shareholders pursuant to an amendment to the Company’s amended and restated memorandum and articles of association (the “Completion Window”), subject to applicable law, or (iii) the redemption of the Company’s Public Shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association to (A) modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Company’s Public Shares if the Company has not consummated an initial Business Combination within the Completion Window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.

The Company will provide the Company’s public shareholders with the opportunity to redeem all or a portion of their Public Shares in connection with the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the initial Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public shareholders will be entitled to redeem their Public Shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account (less taxes payable), divided by the number of then outstanding Public Shares, subject to the limitations. The amount in the Trust Account is initially anticipated to be $10.05 per Public Share (without taking into account interest earned or taxes payable).

The ordinary shares subject to redemption were recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity”.

The Company will have only the duration of the Completion Window to complete the initial Business Combination. If the Company is unable to complete its initial Business Combination within the Completion Window, the Company will as promptly as reasonably possible but not more than ten business days thereafter, redeem the

Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will constitute full and complete payment for the Public Shares and completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation or other distributions, if any), subject to the Company’s obligations under Cayman Islands law to provide for claims of creditors and subject to the other requirements of applicable law.

The Sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of the initial Business Combination or an earlier redemption in connection with the commencement of the procedures to consummate the initial Business Combination if the Company determines it is desirable to facilitate the completion of the initial Business Combination; (ii) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association; (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete the initial Business Combination within the Completion Window, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the initial Business Combination within the Completion Window and to liquidating distributions from assets outside the Trust Account; and (iv) vote any Founder Shares held by them and any Public Shares purchased during or after the IPO (including in open market and privately-negotiated transactions) in favor of the initial Business Combination (subject to applicable law).

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company (except for the Company’s independent auditors), or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement (except for the Company’s independent auditors), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.05 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.05 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations.

USARE Business Combination

On August 21, 2024 (the “Signing Date”) the Company entered into the USARE Business Combination Agreement by and among the Company, USARE and Merger Sub, pursuant to which, among other things and subject to the terms and conditions contained therein, Merger Sub will merge with and into USARE (the “Merger”), with USARE continuing as the surviving company and wholly owned subsidiary of the Company. The transactions contemplated by the Business Combination Agreement are referred to herein as the “USARE Business Combination”. The combined company’s business will continue to operate through USARE and its subsidiaries. In connection with the closing of the USARE Business Combination (the “Closing”), the Company will change its name to “USA Rare Earth, Inc.” (such company after the closing of the Business Combination, “New USARE”).

The Domestication

The Company will, subject to obtaining the required shareholder approvals and at least one day prior to the date of the closing of the USARE Business Combination (the “Closing” and the date of the Closing, the “Closing Date”), change its jurisdiction of incorporation by deregistering as a Cayman Islands exempted company and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”). At least one day prior to the Domestication, the Company will provide its public shareholders the opportunity to redeem their Public Shares on the terms and conditions set forth in the USARE Business Combination Agreement and the Company’s governing documents (the “Redemption”).

By virtue of the Domestication and subject to the satisfaction or waiver of the conditions of the USARE Business Combination Agreement, including approval of the Company’s shareholders: (i) immediately prior to the Domestication, pursuant to the Sponsor Support Agreement (as defined below) each of the then issued and outstanding Class B ordinary shares of the Company will convert automatically, on a one-for-one basis, into one (1) Class A ordinary share, par value of $0.0001 per share, of the Company (each a “Class A Ordinary Share”) (the “Sponsor Share Conversion”); and (ii) in connection with the Domestication, (x) each then issued and outstanding Class A Ordinary Share (that was not redeemed pursuant to the Redemption) shall convert automatically, on a one-for-one basis, into one (1) share of common stock, par value $0.0001 per share, of the Company (after the Domestication) (the “New USARE Common Stock”); (y) each of the then issued and outstanding warrants representing the right to purchase one Class A Ordinary Share shall convert automatically into a warrant to acquire one (1) share of New USARE Common Stock (each a “New USARE Warrant”); and (z) each of the then issued and outstanding units of the Company will be cancelled and each holder thereof will be entitled to one share of New USARE Common Stock and one-half (1/2) of one New USARE Warrant.

The Merger and Consideration

Subject to, and in accordance with the terms and conditions of the USARE Business Combination Agreement, immediately prior to the effective time of the Merger (the “Effective Time”), (i) each warrant to purchase Class C convertible preferred units of USARE (the “USARE Class C Convertible Preferred Units”) or Class C-1 convertible preferred units of USARE (the “USARE Class C-1 Convertible Preferred Units”) shall automatically be exercised on a cashless basis in full in accordance with its terms and (ii) immediately thereafter, each then-issued and outstanding USARE Class C Convertible Preferred Unit and each then-issued and outstanding USARE Class C-1 Convertible Preferred Unit (including each USARE Class C Convertible Preferred Unit and USARE Class C-1 Convertible Preferred Unit issued upon the automatic exercise described in the preceding clause (i)) shall automatically convert into such number of Class B units of USARE (the “USARE Class B Units”) into which such USARE Class C Convertible Preferred Unit or USARE Class C-1 Convertible Preferred Unit, as applicable, is convertible in connection with the Merger pursuant to USARE’s Sixth Amended and Restated Operating Agreement, as amended (the “USARE OA”).

Subject to, and in accordance with the terms and conditions of the USARE Business Combination Agreement, at the Effective Time:

(i)     each unit of USARE that is owned by the Company, Merger Sub or USARE (in treasury or otherwise) immediately prior to the Effective Time (each an “Excluded Unit”) shall be cancelled and shall cease to exist and no consideration shall be delivered in exchange therefore;

(ii)    each incentive unit (the “USARE Incentive Units”) that is issued and outstanding immediately prior to the Effective Time (other than Excluded Units) shall, by virtue of the occurrence of the Merger, (x) to the extent the holder of such USARE Incentive Unit is continuously employed by or providing services to USARE from the Signing Date through the Effective Time, be automatically deemed to be fully vested, (y) regardless of such employment or service status, be automatically deemed exchanged or converted

(on a cashless basis) into a fraction of one Class A unit of USARE (the “USARE Class A Units”) in accordance with the terms of such USARE Incentive Unit, the USARE OA and the Second Amended and Restated USA Rare Earth, LLC Incentive Plan and each USARE Class A Unit issued or issuable upon such deemed exchange or conversion shall be treated as being issued and outstanding immediately prior to the Effective Time;

(iii)   each warrant to purchase units of USARE (excluding the USARE Class A Preferred Investor Warrants (as defined below)) (the “USARE Warrants”) that is outstanding and unexercised immediately prior to the Effective Time shall, by virtue of the occurrence of the Merger, automatically be exercised or deemed exercised on a cashless basis in full in accordance with its terms immediately prior to the Effective Time, and each USARE Class A Unit or USARE Class B Unit issued or issuable upon such exercise shall be treated as being issued and outstanding immediately prior to the Effective Time;

(iv)   each USARE Class A Unit that is issued and outstanding immediately prior to the Effective Time (including all USARE Class A Units outstanding or deemed outstanding (a) upon the deemed exchange or conversion of the USARE Incentive Units and (b) upon the deemed exercise of the USARE Warrants, but excluding the Excluded Units) shall be cancelled and converted into the right to receive a number of shares of New USARE Common Stock equal to the Exchange Ratio (as defined below) (the “Per Unit Base Consideration”) and the right to receive, subject to the vesting conditions described below, a number of shares of New USARE Common Stock equal to the Earn-out Exchange Ratio (as defined below) (the “Per Unit Earn-out Consideration”);

(v)    each USARE Class B Unit that is issued and outstanding immediately prior to the Effective Time (including all USARE Class B Units outstanding or deemed outstanding upon the deemed exercise of the USARE Warrants, but excluding the Excluded Units) shall be cancelled and converted into the right to receive the Per Unit Base Consideration and the Per Unit Earn-out Consideration;

(vi)   each Class A-1 convertible preferred unit of USARE (the “USARE Class A-1 Convertible Preferred Units”) and each Class A-2 convertible preferred unit of USARE (the “USARE Class A-2 Convertible Preferred Units,” and together with the USARE Class A-1 Convertible Preferred Units, the “USARE Class A Convertible Preferred Units”) that is issued and outstanding immediately prior to the Effective Time (other than Excluded Units) shall be cancelled and converted into the right to receive one share of Series A Preferred Stock (as defined below); and

(vii)  each USARE Class A Preferred Investor Warrant (as defined below) shall be cancelled and converted into the right to receive a Series A Preferred Investor Warrant (as defined below) exercisable for a number of shares of New USARE Common Stock equal to the aggregate number of USARE Class A Units that would be issued upon full exercise of such USARE Class A Preferred Investor Warrant (as defined below).

Pursuant to the USARE Business Combination Agreement, the aggregate consideration to be paid in, or in connection with, the Merger in respect of the outstanding equity securities of USARE (excluding the USARE Class A Convertible Preferred Units and the USARE Class A Preferred Investor Warrants (as defined below)) will be (A) (i) the number of shares of New USARE Common Stock equal to the quotient of (a) (i) the $800,000,000 minus (ii) the aggregate indebtedness of USARE and its direct and indirect subsidiaries as of immediately prior to the Effective Time (subject to certain exceptions) divided by (b) the amount equal to the price at which each Public Share may be redeemed pursuant to the Redemption in connection with the Domestication (collectively, the “Aggregate Base Consideration”) plus (B) subject to the vesting and forfeiture effects of the Earn-out Exchange Ratio described below, up to 10,000,000 shares of New USARE Common Stock (the “Aggregate Earn-out Consideration”). The Aggregate Earn-out Consideration is subject to certain customary adjustments as described in the USARE Business Combination Agreement. The “Exchange Ratio” shall be equal to the quotient of (A) the Aggregate Base Consideration divided by the sum (without duplication) of the aggregate number of (i) USARE Class A Units that are issued and outstanding immediately prior to the Effective Time, (ii) USARE Class B Units that are issued and outstanding immediately prior to the Effective Time (including all USARE Class B Units issued upon conversion of all outstanding USARE Class C Convertible Preferred Units and USARE Class C-1 Convertible Preferred Units), (iii) all USARE Class A Units and USARE Class B Units issuable upon full exercise of all issued and outstanding USARE Warrants (calculated using the treasury method of accounting on a cashless exercise basis) and (iv) all USARE Class A Units and USARE Class B Units issuable upon full exercise, exchange or conversion of all issued and outstanding USARE Incentive Units (calculated using the treasury method of accounting on a cashless exercise basis) (such sum, the “USARE Fully Diluted Capital”).

The “Earn-out Exchange Ratio” shall be equal to the quotient of (A) the Aggregate Earn-out Consideration divided by (B) the USARE Fully Diluted Capital. 50% of the Aggregate Earn-out Consideration shall vest and be issued if, during the five year period beginning on the first anniversary of the Closing Date (the “Earnout Period”) the closing sale price of one share of New USARE Common Stock as reported on the national securities exchange on which such shares are then listed is greater than or equal to $15.00 for a period of at least twenty out of thirty consecutive Trading Days (as defined in the Business Combination Agreement). The remaining 50% of the Aggregate Earn-out Consideration shall vest and be issued if, during the Earnout Period, the closing sale price of one share of New USARE Common Stock as reported on the national securities exchange on which such shares are then listed is greater than or equal to $20.00 for a period of at least twenty out of thirty consecutive trading days. The Aggregate Earn-out Consideration may also vest upon a Change of Control (as defined in the USARE Business Combination Agreement) pursuant to which New USARE or its shareholders have the right to receive consideration if the implied value per share of New USARE Common Stock is equal to or above such price targets, with the amount of such consideration dependent upon the implied per share value reaching the thresholds discussed above).

In connection with the Closing:

i.       USARE and New USARE will enter into a Seventh Amended and Restated Limited Liability Company Operating Agreement of USARE, to, among other things, admit New USARE as the managing member of USARE; and

ii.      The Company will file with the Secretary of State of the State of Delaware a Certificate of Designations of Preferences, Rights and Limitations of 12% Series A Cumulative Convertible Preferred Stock Series A Preferred Stock (the “Series A Preferred Stock Certificate of Designation”) which sets forth the rights, preferences and privileges of the Series A Preferred Stock (as defined below).

Series A Preferred Stock Investment

In connection with the transactions contemplated by the USARE Business Combination Agreement, on the Signing Date, the Company, USARE and Inflection Point Fund I, LP, an accredited investor that is an affiliate of the Company and the Sponsor (the “Series A Preferred Stock Investor”) entered into a Securities Purchase Agreement (the “Series A SPA”). Pursuant to the Series A SPA, the Series A Preferred Stock Investor has agreed, among other things, to purchase, at Closing, shares of New USARE’s 12% Series A Cumulative Convertible Preferred Stock, par value $0.0001 per share, having the rights, preferences and privileges set forth in the Series A Preferred Stock Certificate of Designation (such stock the “Series A Preferred Stock”) and a warrant to purchase a number of shares of New USARE Common Stock equal to the amount of shares into which such shares of New USARE Common Stock underlying the Series A Preferred Stock are initially convertible (a “Series A Preferred Investor Warrant”), for an aggregate purchase price of $9,117,648 (the “Series A Preferred Stock Investment”). Each share of Series A Preferred Stock will have a stated value of $12.00 (the “Stated Value”).

In addition, pursuant to a Securities Purchase Agreement, dated as of August 21, 2024, by and among the Company, Michael Blitzer (the Company’s Chairman and Chief Executive Officer) and USARE, the Company has agreed to issue at Closing, $1,250,000 in Stated Value of Series A Preferred Stock to Mr. Blitzer exchange for his forgiveness of

50% of the then-outstanding balance of the convertible promissory note issued to him by the Company on August 13, 2024 (the “Note”). This Securities Purchase Agreement is in substantially the form of the Series A SPA, subject to appropriate changes to reflect that (i) the consideration to be paid by Mr. Blitzer is his forgiveness of 50% of the then-outstanding balance of the Note and (ii) Mr. Blitzer will not receive a Series A Preferred Investor Warrant.

Sponsor Support Agreement

Concurrently with the execution of the USARE Business Combination Agreement, the Sponsor, the Company and USARE entered into a sponsor support agreement (the “Sponsor Support Agreement”), pursuant to which, among other things, the Sponsor has agreed to (i) vote to adopt and approve the USARE Business Combination Agreement and the other documents contemplated therein and the transactions contemplated therein and (ii) forfeit 60,000 New USARE Warrants for every $1,000,000 by which (x) the gross proceeds at the closing of the USARE Business Combination from the Trust Account (after giving effect to the Redemption plus (y) the gross proceeds from the Class A Preferred Unit Investment (as defined in the UASRE Business Combination Agreement), the Series A Preferred Stock Investment and any PIPE Investment (as defined in the USARE Business Combination Agreement) are below $50,000,000, up to a maximum of 1,500,000 New USARE Warrants forfeited.

Member Support Agreement

Concurrently with the execution of the USARE Business Combination Agreement, the Company, entered into a member support agreement (the “Member Support Agreement”) with USARE and certain members of USARE (the “Supporting USARE Members”) pursuant to which each such Supporting USARE Members have agreed to, among other things, support and vote in favor of the USARE Business Combination Agreement, and the transactions contemplated therein (including the Merger).

Fee Reduction Agreement

Pursuant to that certain Underwriting Agreement between the Company and CF&CO, as representative of the several underwriters (“CF&CO”), dated May 24, 2023 (as it may be amended from time to time, the “Underwriting Agreement”), the Company previously agreed to pay to CF&CO an aggregate cash amount of $13,100,000 as “deferred underwriting commissions” (the “Original Deferred Fee”) upon the consummation of an initial business combination, as contemplated by the final prospectus of the Company, filed with the SEC (File No. 333- 271128), and dated May 24, 2024. Solely in connection with the USARE Business Combination, the Company, CF&CO and USARE have entered into that certain fee reduction agreement, dated as of August 20, 2024 (the “Fee Reduction Agreement”), pursuant to which, upon consummation of the USARE Business Combination, CF&CO will accept, in lieu of such Original Deferred Fee: (i) either (at the Company’s option) (A) a cash fee of $4,000,000 or (B) (1) a cash fee of $2,000,000 plus (2) 400,000 shares of New USARE Common Stock, plus (ii) 2.0% of the amount by which the Total Capital Raised (as defined in the Fee Reduction Agreement) exceeds $50,000,000. Additionally, solely if the Company elects to pay the all-cash fee discussed above, CF&CO will forfeit 1,650,000 Private Placement Warrants (as defined by the Fee Reduction Agreement).

Going Concern Consideration

As of September 30, 2024, the Company had $141,201 of cash and working capital deficit of $2,503,225. The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. The Company’s cash and working capital are not sufficient to complete its planned activities one year from the issuance date of the financial statements. In addition, the Company has until November 30, 2024 to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by this time or that the Company will obtain shareholder approval to extend the date by which the Company must consummate a Business Combination and implement such extension. If a Business Combination is not consummated by the Business

Combination deadline, there will be a mandatory liquidation of the Trust Account. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management plans to address this uncertainty through a Business Combination. There is no assurance that the Company’s plans to raise capital or to consummate a Business Combination will be successful within the Completion Window. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 1 — Organization and Business Operations

Inflection Point Acquisition Corp. II (the “Company”) is a special purpose acquisition company incorporated as a Cayman Islands exempted corporation on March 6, 2023. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company has not selected any specific Business Combination target.

As of December 31, 2023, the Company had not commenced any operations. All activity for the period from March 6, 2023 (inception) through December 31, 2023 relates to the Company’s formation and the initial public offering (the “IPO”), which is described below, and subsequent to the IPO, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of dividend income on marketable securities held in Trust Account. The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is Inflection Point Holdings II LLC, a Delaware limited liability company (the “Sponsor”).

The registration statement for the Company’s IPO was declared effective on May 24, 2023. On May 30, 2023, the Company consummated the IPO of 25,000,000 units (the “Units”), which includes the partial exercise by the underwriters of their over-allotment option in the amount of 3,000,000 Units, at $10.00 per Unit, generating gross proceeds of $250,000,000, which is discussed in Note 3. Each Unit consists of one Class A ordinary share (the “Public Shares”) and one half of one redeemable warrant (the “Public Warrants”) of the Company, with each whole warrant entitling the holder to purchase one Class A ordinary share for $11.50 per share, subject to adjustment. Simultaneously with the closing of the IPO, the Company consummated the sale of 7,650,000 private placement warrants (the “Private Placement Warrants”) to the Sponsor and Cantor Fitzgerald & Co., the representative of the underwriters of the IPO, at a price of $1.00 per Private Placement Warrant, or $7,650,000 in the aggregate, which is described in Note 4. Of those 7,650,000 Private Placement Warrants, the Sponsor purchased 6,000,000 Private Placement Warrants and Cantor Fitzgerald & Co. purchased 1,650,000 Private Placement Warrants. Each whole warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share. The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the Private Placement Warrants, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination (less deferred underwriting commissions).

Transaction costs amounted to $18,361,877 consisting of $4,400,000 of cash underwriting discount, $13,100,000 of deferred underwriting fees, and $861,877 of other offering costs.

The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (excluding the amount of deferred underwriting discounts and taxes payable on the income earned on the Trust Account) at the time of the signing of an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

Following the closing of the IPO, on May 30, 2023, an amount of $251,250,000 ($10.05 per Unit) from the net proceeds of the sale of the Units in the IPO and the sales of the Private Placement Warrants was placed in the trust account (the “Trust Account”) and will be held as cash or invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the proceeds from the IPO and the sale of the Private Placement Warrants placed into the Trust Account will not be released from the Trust Account until the earliest of (i) the completion of the Company’s initial Business Combination, (ii) the redemption of the Company’s Public Shares if the Company is unable to complete the initial Business Combination within 18 months from the closing of the IPO or by such earlier liquidation date as the Company’s board of directors may approve

(the “Completion Window”), subject to applicable law, or (iii) the redemption of the Company’s Public Shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association to (A) modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Company’s Public Shares if the Company has not consummated an initial Business Combination within the Completion Window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.

The Company will provide the Company’s public shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the initial Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public shareholders will be entitled to redeem their Public Shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account (less taxes payable), divided by the number of then outstanding Public Shares, subject to the limitations. The amount in the Trust Account is initially anticipated to be $10.05 per Public Share (without taking into account interest earned or taxes payable).

The ordinary shares subject to redemption were recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

The Company will have only the duration of the Completion Window to complete the initial Business Combination. If the Company is unable to complete its initial Business Combination within the Completion Window, the Company will as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will constitute full and complete payment for the Public Shares and completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation or other distributions, if any), subject to the Company’s obligations under Cayman Islands law to provide for claims of creditors and subject to the other requirements of applicable law.

The Sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their founder shares and Public Shares in connection with the completion of the initial Business Combination or an earlier redemption in connection with the commencement of the procedures to consummate the initial Business Combination if the Company determines it is desirable to facilitate the completion of the initial Business Combination; (ii) waive their redemption rights with respect to their founder shares and Public Shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association; (iii) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares if the Company fails to complete the initial Business Combination within the Completion Window, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the initial Business Combination within the Completion Window and to liquidating distributions from assets outside the Trust Account; and (iv) vote any founder shares held by them and any Public Shares purchased during or after the IPO (including in open market and privately-negotiated transactions) in favor of the initial Business Combination.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company (except for the Company’s independent auditors), or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement (except for the Company’s independent auditors), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.05 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.05 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations.

Going Concern Consideration

As of December 31, 2023, the Company had $275,665 of cash and working capital of $189,674. The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. The Company’s cash and working capital are not sufficient to complete its planned activities one year from the issuance date of the financial statements. In addition, the Company has until November 30, 2024 to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by this time or that the Company will elect to seek shareholder approval to extend the date by which the Company must consummate a Business Combination. If a Business Combination is not consummated by the Business Combination deadline, there will be a mandatory liquidation and subsequent dissolution. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management plans to address this uncertainty through a Business Combination. There is no assurance that the Company’s plans to raise capital or to consummate a Business Combination will be successful within the Completion Window. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.